Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Sensitivity analysis
Strengthening of US$ by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,951)	$ (1,448)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,951	1,448
Euro
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(2,044)	(1,510)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,044	1,510
Russian Ruble
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(9)	(9)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	9	9
Armenian Dram
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	130	93
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(130)	(93)
Kazakhstani Tenge
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(28)	(22)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 28	$ 22